SUPPLEMENT TO THE
FIDELITY(registered trademark) DISCIPLINED EQUITY FUND,
FIDELITY STOCK SELECTOR, AND
FIDELITY TECHNOQUANTSM GROWTH FUND
DECEMBER 30, 1998 PROSPECTUS

The following information replaces similar information found in the "Performance" section on page 6.


STOCK SELECTOR

Calendar Years              1991    1992    1993    1994   1995    1996    1997

                            45.94%  15.42%  13.97%  0.77%  36.47%  17.12%  28.88%



Percentage (%)

Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: 45.94
Row: 5, Col: 1, Value: 15.42
Row: 6, Col: 1, Value: 13.97
Row: 7, Col: 1, Value: 0.77
Row: 8, Col: 1, Value: 36.47
Row: 9, Col: 1, Value: 17.12
Row: 10, Col: 1, Value: 28.88

DURING THE PERIODS SHOWN IN THE CHART FOR STOCK SELECTOR, THE HIGHEST RETURN FOR A QUARTER WAS 25.09% (QUARTER ENDING MARCH 31, 1991) AND THE LOWEST RETURN FOR A QUARTER WAS -2.01% (QUARTER ENDING JUNE 30,
1992).

THE YEAR-TO-DATE RETURN AS OF SEPTEMBER 30, 1998 FOR STOCK SELECTOR
WAS -4.20%.